Schedule of Investments (unaudited)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$60,933	$72,045,656

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27	29,796	32,958,100

Chile — 1.1%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	27,760	28,945,005
3.15%, 01/14/30 (Call 10/14/29)(b)	25,601	26,933,852
3.63%, 08/01/27 (Call 05/01/27)(b)	31,528	34,440,399
3.70%, 01/30/50 (Call 07/30/49)(b)	48,240	50,857,020
4.38%, 02/05/49 (Call 08/05/48)	31,365	36,849,955
4.50%, 08/01/47 (Call 02/01/47)(b)	26,433	31,328,061
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(b)	22,356	26,938,980
		236,293,272
China — 2.3%
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(c)(d)(e)	14,419	14,714,590
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(b)	9,000	8,966,250
3.38%, 06/19/24(b)	17,167	17,915,910
4.13%, 07/19/27(b)	15,506	16,841,454
4.63%, 03/14/23(b)	16,472	17,236,918
5.13%, 03/14/28(b)	27,790	31,713,948
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	18,162	19,487,826
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(b)(c)(d)(e)	14,610	15,037,342
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	14,386	18,102,084
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	21,996	23,674,955
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	23,431	25,573,472
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	21,239	22,769,535
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(b)	13,535	15,005,578
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(b)	17,263	17,373,311
2.15%, 05/13/25 (Call 04/13/25)(b)	14,729	15,206,956
2.30%, 01/08/31 (Call 10/08/30)	21,393	21,530,129
2.70%, 05/13/30 (Call 02/13/30)(b)	20,657	21,500,064
2.95%, 11/12/29 (Call 08/12/29)(b)	16,945	17,986,058
SPIC MTN Co. Ltd., 1.63%, 07/27/25(b)	15,096	15,111,398
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	10,568	10,999,307
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	25,098	27,290,938
State Grid Overseas Investment 2016 Ltd.
1.63%, 08/05/30 (Call 05/05/30)(b)	21,415	20,682,875
3.50%, 05/04/27(b)	35,359	39,233,020
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	14,381	15,466,765
		469,420,683
Indonesia — 1.0%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/25 (Call 04/15/25)(b)	11,429	12,539,756

Security	Par (000)	Value

Indonesia (continued)
5.45%, 05/15/30 (Call 02/15/30)(b)	$13,033	$15,108,505
6.53%, 11/15/28(b)	9,517	11,618,354
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	11,053	12,049,842
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(b)	12,701	13,084,411
4.30%, 05/20/23(b)	16,737	17,718,207
5.63%, 05/20/43(b)	15,206	18,057,125
6.00%, 05/03/42(b)	12,421	15,307,330
6.45%, 05/30/44(b)	16,859	22,041,035
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(b)	12,053	11,857,139
4.13%, 05/15/27(b)	16,068	17,391,601
5.25%, 10/24/42(b)	11,364	12,783,080
5.45%, 05/21/28(b)	11,516	13,382,312
6.15%, 05/21/48(b)	12,354	15,332,858
		208,271,555
Kazakhstan — 0.9%
KazMunayGas National Co. JSC
4.75%, 04/19/27(b)	29,399	33,400,939
5.38%, 04/24/30(b)	36,799	43,790,810
5.75%, 04/19/47(b)	36,147	44,833,576
6.38%, 10/24/48(b)	44,419	58,308,266
		180,333,591
Malaysia — 2.0%
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(f)	36,935	37,280,342
2.48%, 01/28/32 (Call 10/28/31)(b)	800	807,480
3.40%, 04/28/61 (Call 10/28/60)(f)	51,360	53,018,158
3.40%, 04/28/61 (Call 10/28/60)(b)	400	412,914
3.50%, 03/18/25(b)	44,084	47,866,958
3.50%, 04/21/30 (Call 01/21/30)(b)	66,686	73,015,168
4.50%, 03/18/45(b)	44,011	53,935,481
4.55%, 04/21/50 (Call 10/21/49)(b)	80,447	99,534,660
4.80%, 04/21/60 (Call 10/21/59)(b)	28,702	38,214,919
		404,086,080
Mexico — 2.7%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	6,537	7,214,397
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	13,345	13,243,244
4.75%, 02/23/27(b)	6,291	7,045,920
4.88%, 01/15/24(b)	12,902	14,014,798
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	19,651	19,847,510
Petroleos Mexicanos
4.50%, 01/23/26	12,949	13,103,741
4.88%, 01/18/24	9,008	9,400,974
5.35%, 02/12/28	24,074	23,824,834
5.95%, 01/28/31 (Call 10/28/30)	35,366	34,632,156
6.35%, 02/12/48	27,958	23,851,669
6.38%, 01/23/45	14,600	12,560,745
6.49%, 01/23/27 (Call 11/23/26)	22,256	23,556,863
6.50%, 03/13/27	50,938	53,943,342
6.50%, 01/23/29	17,796	18,403,733
6.50%, 06/02/41	14,647	13,212,509
6.63%, 06/15/35	25,329	24,463,381
6.75%, 09/21/47	56,897	50,436,346
6.84%, 01/23/30 (Call 10/23/29)	40,970	42,586,266

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.88%, 10/16/25 (Call 09/16/25)	$13,969	$15,400,823
6.88%, 08/04/26	28,160	30,835,200
6.95%, 01/28/60 (Call 07/28/59)	34,976	31,125,142
7.69%, 01/23/50 (Call 07/23/49)	74,644	72,274,053
		554,977,646
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	25,973	25,136,994

Peru — 0.4%
Petroleos del Peru SA
4.75%, 06/19/32(b)	25,005	25,696,548
5.63%, 06/19/47(b)	50,394	51,794,953
		77,491,501
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	24,525	29,649,192

Qatar — 0.8%
Qatar Petroleum
1.38%, 09/12/26 (Call 08/12/26)(f)	19,249	19,321,184
2.25%, 07/12/31 (Call 04/12/31)(f)	43,960	44,509,500
3.13%, 07/12/41 (Call 01/12/41)(f)	46,500	48,243,750
3.30%, 07/12/51 (Call 01/12/51)(f)	52,711	54,621,773
		166,696,207
Russia — 0.2%
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(b)	21,442	23,442,807
6.80%, 11/22/25(b)	19,104	22,546,302
		45,989,109
South Africa — 0.4%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(b)	26,427	29,259,644
6.75%, 08/06/23(b)	24,146	25,126,931
7.13%, 02/11/25(b)	34,721	36,361,568
		90,748,143
United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	27,715	32,960,064
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(b)	9,600	9,744,000
DAE Funding LLC, 1.55%, 08/01/24 (Call 07/01/24)(f)	9,786	9,743,920
DP World Crescent Ltd.
3.88%, 07/18/29(b)	13,931	15,115,135
3.91%, 05/31/23(b)	12,513	13,109,714
4.85%, 09/26/28(b)	11,606	13,288,870
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(b)	19,912	24,946,002
6.85%, 07/02/37(b)	18,200	24,618,913
DP World Salaam, 6.00%, (Call 01/01/26)(b)(c)(d)(e).	19,210	20,992,928
MDGH GMTN RSC Ltd., 3.40%, 06/07/51 (Call 12/07/50)(b).	8,250	8,644,453
MDGH-GMTN BV
2.50%, 11/07/24 (Call 10/07/24)(b)	12,575	13,191,961
2.50%, 05/21/26 (Call 04/21/26)(b)	12,462	13,060,176
2.88%, 11/07/29 (Call 08/07/29)(b)	12,669	13,332,539
2.88%, 05/21/30 (Call 02/21/30)(b)	12,704	13,357,462
3.70%, 11/07/49 (Call 05/07/49)(b)	18,969	20,863,529
3.95%, 05/21/50 (Call 11/21/49)(b)	23,903	27,548,207
		274,517,873

Security	Par (000)	Value

United States — 0.1%
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(b)	$15,024	$14,743,953

Venezuela — 0.0%
Petroleos de Venezuela SA
0.00%, 02/17/22(b)(g)(h)	14,002	595,098
0.00%, 05/16/24(b)(g)(h)	32,388	1,376,464
0.00%, 04/12/37(b)(g)(h)	22,444	953,879
5.38%, 04/12/27(b)(g)	24,185	1,027,862
6.00%, 11/15/26(b)(g)	30,450	1,294,141
9.00%, 11/17/21(b)(g)	28,268	1,201,392
9.75%, 05/17/35(b)(g)	31,912	1,356,233
		7,805,069
Total Corporate Bonds & Notes — 14.0%
(Cost: $2,891,923,528)		2,891,164,624

Foreign Government Obligations(a)
Angola — 1.2%
Angolan Government International Bond
8.00%, 11/26/29(b)	48,141	49,729,653
8.25%, 05/09/28	51,007	53,232,180
9.13%, 11/26/49(b)	37,428	38,452,592
9.38%, 05/08/48(b)	52,174	54,547,917
9.50%, 11/12/25(b)	43,573	48,033,786
		243,996,128
Argentina — 1.4%
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 08/30/21)(i)	202,221	73,203,893
1.00%, 07/09/29 (Call 08/30/21)	34,591	13,231,118
1.13%, 07/09/35 (Call 08/30/21)(i)	250,207	80,941,964
2.00%, 01/09/38 (Call 08/30/21)(i)	145,197	57,135,207
2.50%, 07/09/41 (Call 08/30/21)(i)	131,375	49,043,971
5.00%, 07/09/46 (Call 08/30/21)(i)	29,672	9,925,297
		283,481,450
Azerbaijan — 0.5%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	34,311	35,604,096
4.75%, 03/18/24(b)	37,524	40,497,777
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	22,329	23,477,548
		99,579,421
Bahrain — 2.4%
Bahrain Government International Bond
5.25%, 01/25/33(b)	29,360	28,194,775
5.45%, 09/16/32(b)	29,660	29,076,069
5.63%, 09/30/31(b)	29,614	29,545,518
6.00%, 09/19/44(b)	36,199	33,864,165
6.13%, 08/01/23(b)	43,474	46,375,889
6.75%, 09/20/29(b)	36,908	39,948,297
7.00%, 01/26/26(b)	35,187	39,383,050
7.00%, 10/12/28(b)	47,479	52,657,178
7.38%, 05/14/30(b)	29,442	32,860,952
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	32,287	34,018,390
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	28,410	32,623,558
CBB International Sukuk Programme Co WLL
3.95%, 09/16/27(b)	27,696	28,120,095
4.50%, 03/30/27(b)	27,544	28,797,252

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bahrain (continued)
6.25%, 11/14/24(b)	$30,404	$33,079,552
		488,544,740
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	28,401	25,415,345

Brazil — 3.3%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	21,813	24,087,005
Brazilian Government International Bond
2.88%, 06/06/25	32,734	33,814,222
3.75%, 09/12/31	22,650	22,389,525
3.88%, 06/12/30	63,427	63,993,879
4.25%, 01/07/25	78,003	84,477,249
4.50%, 05/30/29 (Call 02/28/29)	35,959	38,404,212
4.63%, 01/13/28 (Call 10/13/27)	54,107	58,547,156
4.75%, 01/14/50 (Call 07/14/49)	71,134	68,368,666
5.00%, 01/27/45	57,609	57,457,776
5.63%, 01/07/41	39,848	42,856,524
5.63%, 02/21/47	50,213	54,239,455
6.00%, 04/07/26	37,510	43,882,011
7.13%, 01/20/37	28,595	36,026,125
8.25%, 01/20/34	26,520	36,743,460
8.88%, 04/15/24	17,610	21,696,621
		686,983,886
Chile — 1.9%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	44,394	45,179,219
2.55%, 01/27/32 (Call 10/27/31)	37,161	38,050,541
2.55%, 07/27/33 (Call 04/27/33)	38,250	38,995,875
3.10%, 05/07/41 (Call 11/07/40)	52,483	52,955,347
3.10%, 01/22/61 (Call 07/22/60)	43,119	41,281,052
3.24%, 02/06/28 (Call 11/06/27)	49,036	53,427,787
3.50%, 01/25/50 (Call 07/25/49)	49,987	52,714,416
3.50%, 04/15/53 (Call 10/15/52)	38,175	40,365,291
3.86%, 06/21/47	32,710	36,304,011
		399,273,539
China — 1.3%
China Development Bank, 1.00%, 10/27/25(b).	13,335	13,291,795
China Government International Bond
0.40%, 10/21/23(b)	19,101	19,117,809
0.55%, 10/21/25(b)	34,827	34,497,537
1.20%, 10/21/30(b)	31,129	30,428,597
1.95%, 12/03/24(b)	35,210	36,768,042
2.13%, 12/03/29(b)	25,351	26,797,591
2.63%, 11/02/27(b)	16,392	17,839,619
3.25%, 10/19/23(b)	23,091	24,538,517
3.50%, 10/19/28(b)	14,030	16,005,599
Export-Import Bank of China (The)
2.88%, 04/26/26(b)	14,698	15,835,258
3.63%, 07/31/24(b)	20,612	22,374,326
		257,494,690
Colombia — 3.2%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	17,999	18,277,985
3.00%, 01/30/30 (Call 10/30/29)	29,664	29,029,932
3.13%, 04/15/31 (Call 01/15/31)	49,186	48,119,279
3.25%, 04/22/32 (Call 01/22/32)	39,912	39,093,804
3.88%, 04/25/27 (Call 01/25/27)	36,680	38,818,902

Security	Par (000)	Value

Colombia (continued)
3.88%, 02/15/61 (Call 08/15/60)	$25,934	$22,680,904
4.00%, 02/26/24 (Call 11/26/23)	30,679	32,199,528
4.13%, 02/22/42 (Call 08/22/41)	19,550	18,787,550
4.13%, 05/15/51 (Call 11/15/50)	29,227	27,250,524
4.50%, 01/28/26 (Call 10/28/25)	29,692	32,295,617
4.50%, 03/15/29 (Call 12/15/28)	37,886	41,089,735
5.00%, 06/15/45 (Call 12/15/44)	88,146	91,853,641
5.20%, 05/15/49 (Call 11/15/48)	35,179	37,944,949
5.63%, 02/26/44 (Call 08/26/43)	48,624	54,224,877
6.13%, 01/18/41	48,587	57,068,468
7.38%, 09/18/37	31,386	40,699,795
8.13%, 05/21/24	20,043	23,378,907
		652,814,397
Costa Rica — 0.5%
Costa Rica Government International Bond
6.13%, 02/19/31(b)	34,491	36,728,604
7.00%, 04/04/44(b)	30,224	31,636,972
7.16%, 03/12/45(b)	37,825	40,148,873
		108,514,449
Croatia — 0.5%
Croatia Government International Bond
5.50%, 04/04/23(b)	38,408	41,571,859
6.00%, 01/26/24(b)	51,499	58,155,246
		99,727,105
Dominican Republic — 2.9%
Dominican Republic International Bond
4.50%, 01/30/30(b)	52,784	54,031,022
4.88%, 09/23/32(b)	79,235	82,206,313
5.30%, 01/21/41(b)	40,065	40,673,487
5.50%, 01/27/25(b)	34,355	37,356,768
5.88%, 01/30/60(b)	84,911	85,547,832
5.95%, 01/25/27(b)	44,968	50,434,423
6.00%, 07/19/28(b)	32,711	37,259,873
6.40%, 06/05/49(b)	39,277	42,696,554
6.50%, 02/15/48(b)	26,427	28,934,262
6.85%, 01/27/45(b)	50,259	57,100,506
6.88%, 01/29/26(b)	39,352	45,323,666
7.45%, 04/30/44(b)	37,013	45,104,967
		606,669,673
Ecuador — 1.7%
Ecuador Government International Bond
0.00%, 07/31/30(b)(h)	31,451	17,337,590
0.50%, 07/31/40(b)(i).	100,071	62,044,125
1.00%, 07/31/35(b)(i).	246,364	171,222,911
5.00%, 07/31/30(b)(i).	110,454	96,923,296
		347,527,922
Egypt — 2.8%
Egypt Government International Bond
5.58%, 02/21/23(b)	32,212	33,667,580
5.75%, 05/29/24(b)	31,619	33,561,592
5.88%, 06/11/25(b)	37,917	40,293,922
5.88%, 02/16/31(b)	39,394	37,867,483
6.59%, 02/21/28(b)	30,002	31,338,964
7.05%, 01/15/32(b)	25,385	25,849,863
7.50%, 01/31/27(b)	49,004	54,219,863
7.50%, 02/16/61(b)	38,352	35,715,300
7.60%, 03/01/29(b)	45,143	48,918,083
7.63%, 05/29/32(b)	44,874	47,196,230
7.90%, 02/21/48(b)	37,909	37,075,002

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
8.50%, 01/31/47(b)	$62,995	$65,251,009
8.70%, 03/01/49(b)	38,610	40,354,689
8.88%, 05/29/50(b)	51,714	55,052,785
		586,362,365
El Salvador — 0.4%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/06/49)(b)	32,661	26,547,269
7.65%, 06/15/35(b)	28,584	25,019,932
9.50%, 07/15/52 (Call 01/15/52)(b)	29,429	27,672,457
		79,239,658
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(b)	28,082	24,910,489

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(b)	30,171	30,204,942

Ghana — 1.5%
Ghana Government International Bond
6.38%, 02/11/27(b)	38,895	38,294,558
7.63%, 05/16/29(b)	27,712	27,673,896
7.75%, 04/07/29(f)	29,200	29,428,125
7.75%, 04/07/29(b)	400	403,125
7.88%, 02/11/35(b)	29,438	28,256,800
8.13%, 01/18/26(b)	27,982	29,534,504
8.13%, 03/26/32(b)	34,272	34,224,876
8.63%, 04/07/34(f)	32,008	32,338,083
8.63%, 04/07/34(b)	400	404,125
8.63%, 06/16/49(b)	29,677	28,087,426
8.95%, 03/26/51(b)	29,526	28,738,025
10.75%, 10/14/30(b)	28,308	35,266,460
		312,650,003
Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(b)	40,858	48,845,739

Hungary — 1.1%
Hungary Government International Bond
5.38%, 02/21/23	45,730	49,268,359
5.38%, 03/25/24	57,636	64,779,262
5.75%, 11/22/23	50,302	56,363,391
7.63%, 03/29/41	35,642	59,952,071
		230,363,083
India — 0.6%
Export-Import Bank of India
2.25%, 01/13/31(b)	30,835	29,055,820
3.25%, 01/15/30(b)	29,434	30,092,586
3.38%, 08/05/26(b)	29,468	31,508,659
3.88%, 02/01/28(b)	27,356	29,763,328
		120,420,393
Indonesia — 3.8%
Indonesia Government International Bond
1.85%, 03/12/31	16,121	15,679,446
2.85%, 02/14/30	14,158	14,749,097
3.05%, 03/12/51	16,815	16,501,568
3.38%, 04/15/23(b)	13,455	14,095,593
3.50%, 01/11/28	14,572	15,986,395
3.70%, 10/30/49	12,000	12,613,500
3.85%, 07/18/27(b)	12,150	13,545,731
3.85%, 10/15/30	19,516	21,885,974

Security	Par (000)	Value

Indonesia (continued)
4.10%, 04/24/28	$12,061	$13,672,651
4.13%, 01/15/25(b)	23,007	25,376,721
4.20%, 10/15/50	19,464	22,131,784
4.35%, 01/08/27(b)	14,677	16,661,147
4.35%, 01/11/48	20,191	23,078,313
4.45%, 04/15/70	12,529	14,896,198
4.63%, 04/15/43(b)	15,983	18,708,101
4.75%, 01/08/26(b)	26,104	29,869,502
4.75%, 02/11/29	15,728	18,482,130
4.75%, 07/18/47(b)	12,443	14,992,260
5.13%, 01/15/45(b)	22,013	27,403,433
5.25%, 01/17/42(b)	26,000	32,594,250
5.25%, 01/08/47(b)	18,010	23,123,714
5.35%, 02/11/49	11,921	15,592,668
5.38%, 10/17/23(b)	11,975	13,178,488
5.88%, 01/15/24(b)	23,317	26,243,283
5.95%, 01/08/46(b)	13,481	18,711,628
6.63%, 02/17/37(b)	16,561	23,074,648
6.75%, 01/15/44(b)	19,904	29,598,492
7.75%, 01/17/38(b)	20,861	31,719,150
8.50%, 10/12/35(b)	18,649	29,952,625
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(f)	14,900	14,883,014
1.50%, 06/09/26(b)	400	399,544
2.55%, 06/09/31(f)	12,950	13,016,175
2.55%, 06/09/31(b)	400	402,044
2.80%, 06/23/30(b)	11,807	12,167,114
3.75%, 03/01/23(b)	10,408	10,917,342
4.15%, 03/29/27(b)	20,385	22,815,911
4.33%, 05/28/25(b)	23,495	26,223,357
4.35%, 09/10/24(b)	17,931	19,777,893
4.40%, 03/01/28(b)	20,185	23,134,533
4.45%, 02/20/29(b)	14,550	16,721,588
4.55%, 03/29/26(b)	20,712	23,518,476
		778,095,481
Iraq — 0.4%
Iraq International Bond
5.80%, 01/15/28 (Call 09/13/21)(b)	64,971	61,917,006
6.75%, 03/09/23(b)	26,910	27,293,467
		89,210,473
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(b)	36,806	39,676,868

Jamaica — 0.8%
Jamaica Government International Bond
6.75%, 04/28/28	42,235	49,309,363
7.88%, 07/28/45	53,003	73,932,560
8.00%, 03/15/39	36,814	51,551,104
		174,793,027
Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(b)	26,186	28,187,592
5.85%, 07/07/30(b)	36,019	37,189,618
6.13%, 01/29/26(b)	31,144	33,748,417
7.38%, 10/10/47(b)	30,576	32,024,538
		131,150,165

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kazakhstan — 1.1%
Kazakhstan Government International Bond
3.88%, 10/14/24(b)	$43,707	$47,588,728
4.88%, 10/14/44(b)	30,499	38,596,484
5.13%, 07/21/25(b)	73,117	84,728,894
6.50%, 07/21/45(b)	44,336	65,293,073
		236,207,179
Kenya — 1.0%
Republic of Kenya Government International Bond
6.30%, 01/23/34(f)	28,300	28,591,844
6.88%, 06/24/24(b)	58,861	64,445,437
7.25%, 02/28/28(b)	28,603	31,566,986
8.00%, 05/22/32(b)	35,032	39,472,306
8.25%, 02/28/48(b)	29,398	32,407,620
		196,484,193
Kuwait — 0.7%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	130,848	146,124,504

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(b)(g)	30,684	3,682,080
6.10%, 10/04/22(b)(g)	45,546	5,465,520
6.60%, 11/27/26(b)(g)	47,304	5,676,480
6.65%, 02/26/30(b)(g)	41,974	4,931,945
6.75%, 11/29/27(b)(g)	24,640	2,956,800
6.85%, 03/23/27(b)(g)	35,780	4,293,600
7.00%, 03/23/32(b)(g)	25,664	3,079,680
		30,086,105
Malaysia — 0.7%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	88,100	88,336,769
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	29,608	31,852,657
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	29,530	32,377,799
		152,567,225
Mexico — 2.8%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	32,413	31,791,076
3.25%, 04/16/30 (Call 01/16/30)	21,008	21,878,519
3.60%, 01/30/25	17,069	18,725,760
3.75%, 01/11/28	18,934	20,771,781
3.75%, 04/19/71 (Call 10/19/70)	28,457	26,087,955
3.77%, 05/24/61 (Call 11/24/60)	30,614	28,591,563
4.13%, 01/21/26	19,712	22,254,848
4.15%, 03/28/27	23,215	26,395,455
4.28%, 08/14/41 (Call 02/14/41)	32,840	34,775,507
4.35%, 01/15/47	14,119	14,840,834
4.50%, 04/22/29	31,966	36,267,425
4.50%, 01/31/50 (Call 07/31/49)	23,553	25,095,721
4.60%, 01/23/46	23,565	25,476,711
4.60%, 02/10/48	22,106	23,823,360
4.75%, 04/27/32 (Call 01/27/32)	23,097	26,515,356
4.75%, 03/08/44	35,288	39,021,911
5.00%, 04/27/51 (Call 10/27/50)	23,919	27,369,316
5.55%, 01/21/45	26,727	32,520,077
5.75%, 10/12/2110	25,528	30,614,454
6.05%, 01/11/40	24,378	30,659,906
6.75%, 09/27/34	14,581	19,486,595
8.30%, 08/15/31	8,371	12,424,657
		575,388,787

Security	Par (000)	Value

Morocco — 0.3%
Morocco Government International Bond
3.00%, 12/15/32(b)	$29,224	$28,429,473
4.00%, 12/15/50(b)	37,749	35,389,687
		63,819,160
Nigeria — 1.4%
Nigeria Government International Bond
6.50%, 11/28/27(b)	40,071	42,420,162
7.14%, 02/23/30(b)	34,647	36,396,674
7.63%, 11/21/25(b)	35,383	39,701,937
7.63%, 11/28/47(b)	44,787	44,935,357
7.70%, 02/23/38(b)	37,291	38,195,307
7.88%, 02/16/32(b)	41,852	44,724,094
8.75%, 01/21/31(b)	32,288	36,400,684
		282,774,215
Oman — 3.0%
Oman Government International Bond
4.75%, 06/15/26(b)	57,537	59,363,800
4.88%, 02/01/25(b)	28,047	29,279,315
5.38%, 03/08/27(b)	44,015	46,182,739
5.63%, 01/17/28(b)	55,698	58,552,522
6.00%, 08/01/29(b)	51,496	54,740,248
6.25%, 01/25/31(b)	39,244	42,346,729
6.50%, 03/08/47(b)	44,848	44,295,809
6.75%, 10/28/27(b)	32,528	36,268,720
6.75%, 01/17/48(b)	62,922	63,268,071
7.00%, 01/25/51(b)	24,111	24,841,865
7.38%, 10/28/32(b)	24,760	28,296,037
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(b)	45,367	47,090,946
4.88%, 06/15/30(f)	36,875	38,465,234
4.88%, 06/15/30(b)	600	625,875
5.93%, 10/31/25(b)	33,849	37,064,655
		610,682,565
Pakistan — 0.8%
Pakistan Government International Bond
6.00%, 04/08/26(f)	27,256	27,395,278
6.00%, 04/08/26(b)	9,072	9,118,358
6.88%, 12/05/27(b)	44,093	45,065,802
7.38%, 04/08/31(f)	30,383	30,462,299
7.38%, 04/08/31(b)	10,800	10,828,188
8.25%, 04/15/24(b)	29,365	31,683,000
		154,552,925
Panama — 2.8%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	68,800	66,469,400
3.16%, 01/23/30 (Call 10/23/29)	42,721	44,798,309
3.75%, 03/16/25 (Call 12/16/24)	34,414	37,345,643
3.87%, 07/23/60 (Call 01/23/60)	80,634	83,042,941
3.88%, 03/17/28 (Call 12/17/27)	31,561	34,782,195
4.30%, 04/29/53	48,236	53,671,594
4.50%, 05/15/47 (Call 11/15/46)	30,409	34,681,464
4.50%, 04/16/50 (Call 10/16/49)	67,685	77,215,894
4.50%, 04/01/56 (Call 10/01/55)	68,932	78,487,698
6.70%, 01/26/36	52,757	72,138,603
		582,633,741
Paraguay — 0.5%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(b)	29,735	34,145,072
5.40%, 03/30/50 (Call 09/30/49)(b)	32,234	37,921,286

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay (continued)
6.10%, 08/11/44(b)	$30,860	$38,445,774
		110,512,132
Peru — 2.7%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	25,341	23,104,657
2.39%, 01/23/26 (Call 12/23/25)	25,570	26,166,101
2.78%, 01/23/31 (Call 10/23/30)	94,046	94,386,917
2.78%, 12/01/60 (Call 06/01/60)	50,828	43,626,308
3.23%, 07/28/2121 (Call 01/28/21)	27,772	23,368,402
3.30%, 03/11/41 (Call 09/11/40)	30,964	30,220,864
3.55%, 03/10/51 (Call 09/10/50)	25,563	25,479,920
4.13%, 08/25/27	27,209	30,232,600
5.63%, 11/18/50	63,737	86,156,490
6.55%, 03/14/37	27,761	37,768,841
7.35%, 07/21/25	39,644	48,311,169
8.75%, 11/21/33	52,140	81,071,182
		549,893,451
Philippines — 3.3%
Philippine Government International Bond
1.65%, 06/10/31	24,643	23,821,710
2.46%, 05/05/30	20,635	21,443,325
2.65%, 12/10/45	33,792	31,728,576
2.95%, 05/05/45	30,888	30,391,862
3.00%, 02/01/28	41,028	44,333,626
3.20%, 07/06/46	31,553	32,262,942
3.70%, 03/01/41	41,570	45,306,104
3.70%, 02/02/42	41,804	45,495,816
3.75%, 01/14/29	28,991	32,747,146
3.95%, 01/20/40	41,191	46,115,899
4.20%, 01/21/24	31,662	34,353,270
5.00%, 01/13/37	28,789	36,225,559
5.50%, 03/30/26	21,031	25,379,159
6.38%, 01/15/32	18,832	25,950,496
6.38%, 10/23/34	37,984	53,528,952
7.75%, 01/14/31	35,818	52,793,493
9.50%, 02/02/30	40,340	63,290,939
10.63%, 03/16/25	30,951	41,838,014
		687,006,888
Poland — 0.9%
Republic of Poland Government International Bond
3.00%, 03/17/23	53,063	55,444,202
3.25%, 04/06/26	51,189	56,461,467
4.00%, 01/22/24	58,619	63,668,734
		175,574,403
Qatar — 3.4%
Qatar Government International Bond
3.25%, 06/02/26(b)	45,553	49,803,664
3.38%, 03/14/24(b)	31,123	33,356,075
3.40%, 04/16/25(b)	25,599	27,827,713
3.75%, 04/16/30(b)	39,233	44,598,113
3.88%, 04/23/23(b)	40,663	43,054,493
4.00%, 03/14/29(b)	57,472	66,308,320
4.40%, 04/16/50(b)	65,312	80,578,680
4.50%, 04/23/28(b)	37,681	44,651,985
4.63%, 06/02/46(b)	30,256	38,071,503
4.82%, 03/14/49(b)	80,142	104,274,760
5.10%, 04/23/48(b)	78,834	105,405,985
5.75%, 01/20/42(b)	15,309	21,516,799
6.40%, 01/20/40(b)	14,839	21,899,582

Security	Par (000)	Value

Qatar (continued)
9.75%, 06/15/30(b)	$18,243	$29,072,501
		710,420,173
Romania — 1.3%
Romanian Government International Bond
3.00%, 02/14/31(b)	36,840	38,239,920
4.00%, 02/14/51	59,190	62,567,529
4.38%, 08/22/23(b)	40,672	43,704,606
4.88%, 01/22/24(b)	29,742	32,675,305
5.13%, 06/15/48(b)	34,848	43,141,824
6.13%, 01/22/44(b)	28,670	39,283,276
		259,612,460
Russia — 3.5%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(b)	45,800	51,264,513
4.38%, 03/21/29(b)	56,200	63,804,563
4.75%, 05/27/26(b)	56,600	64,393,112
4.88%, 09/16/23(b)	56,400	61,239,825
5.10%, 03/28/35(b)	73,800	88,758,337
5.25%, 06/23/47(b)	130,800	166,304,025
5.63%, 04/04/42(b)	56,600	73,661,362
5.88%, 09/16/43(b)	28,200	38,110,538
7.50%, 03/31/30	35,499	40,697,339
12.75%, 06/24/28(b)	47,451	79,637,606
		727,871,220
Saudi Arabia — 4.5%
KSA Sukuk Ltd.
2.97%, 10/29/29(b)	26,342	28,014,717
3.63%, 04/20/27(b)	55,429	61,082,758
4.30%, 01/19/29(b)	23,696	27,339,260
Saudi Government International Bond
2.25%, 02/02/33(b)	33,332	32,717,441
2.50%, 02/03/27(b)	14,405	15,046,023
2.75%, 02/03/32(b)	13,101	13,526,783
2.88%, 03/04/23(b)	30,228	31,280,312
2.90%, 10/22/25(b)	29,924	32,018,680
3.25%, 10/26/26(b)	65,455	71,264,131
3.25%, 10/22/30(b)	16,430	17,760,830
3.45%, 02/02/61(b)	28,622	28,693,555
3.63%, 03/04/28(b)	60,176	66,468,153
3.75%, 01/21/55(b)	32,455	34,590,945
4.00%, 04/17/25(b)	53,684	59,163,123
4.38%, 04/16/29(b)	47,712	55,354,866
4.50%, 04/17/30(b)	34,836	41,178,329
4.50%, 10/26/46(b)	79,378	93,169,927
4.50%, 04/22/60(b)	34,365	41,738,440
4.63%, 10/04/47	54,826	65,671,268
5.00%, 04/17/49(b)	42,861	54,326,318
5.25%, 01/16/50(b)	40,136	52,849,078
		923,254,937
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(b)	29,079	30,683,797
6.75%, 03/13/48(b)	31,170	31,847,948
		62,531,745
Serbia — 0.2%
Serbia International Bond, 2.13%, 12/01/30(b)	34,933	33,214,733

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa — 2.4%
Republic of South Africa Government International Bond
4.30%, 10/12/28	$53,879	$55,657,007
4.67%, 01/17/24	38,088	40,999,352
4.85%, 09/27/27	27,017	28,997,684
4.85%, 09/30/29	54,107	57,143,755
4.88%, 04/14/26	32,987	35,869,239
5.00%, 10/12/46	25,164	23,784,698
5.38%, 07/24/44	26,564	26,477,667
5.65%, 09/27/47	39,431	39,931,281
5.75%, 09/30/49	80,852	82,155,739
5.88%, 09/16/25	53,354	60,350,043
5.88%, 06/22/30	38,577	43,780,073
		495,146,538
Sri Lanka — 0.9%
Sri Lanka Government International Bond
5.75%, 04/18/23(b)	31,124	22,658,272
6.20%, 05/11/27(b)	44,114	27,138,381
6.75%, 04/18/28(b)	38,107	23,371,499
6.83%, 07/18/26(b)	29,204	18,340,112
6.85%, 03/14/24(b)	29,477	19,202,423
6.85%, 11/03/25(b)	45,036	28,761,116
7.55%, 03/28/30(b)	46,434	28,464,042
7.85%, 03/14/29(b)	39,473	24,233,955
		192,169,800
Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	29,842	31,516,882

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	28,750	24,365,625

Turkey — 3.9%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(b)	10,407	10,548,795
5.00%, 04/06/23(b)	12,444	12,749,656
5.13%, 06/22/26(f)	31,350	31,281,422
Turkey Government International Bond
3.25%, 03/23/23	16,227	16,204,688
4.25%, 03/13/25	22,746	22,387,751
4.25%, 04/14/26	18,491	17,870,396
4.75%, 01/26/26	19,137	18,873,866
4.88%, 10/09/26	37,216	36,653,108
4.88%, 04/16/43	37,271	29,916,966
5.13%, 02/17/28	24,355	23,826,801
5.25%, 03/13/30	23,956	22,957,334
5.60%, 11/14/24	30,991	31,945,910
5.75%, 03/22/24	29,838	30,971,844
5.75%, 05/11/47	44,584	38,503,857
5.88%, 06/26/31	21,725	21,215,820
5.95%, 01/15/31	28,296	27,880,403
6.00%, 03/25/27	35,479	36,472,412
6.00%, 01/14/41	36,685	33,504,869
6.13%, 10/24/28	24,860	25,517,236
6.35%, 08/10/24	27,941	29,352,021
6.38%, 10/14/25	30,458	31,986,611
6.63%, 02/17/45	36,973	35,397,026
6.75%, 05/30/40	23,396	23,166,427
6.88%, 03/17/36	34,260	34,833,855
7.25%, 12/23/23	25,760	27,769,280

Security	Par (000)	Value

Turkey (continued)
7.25%, 03/05/38	$14,243	$15,042,388
7.38%, 02/05/25	40,930	44,352,771
7.63%, 04/26/29	34,498	38,008,171
8.00%, 02/14/34	15,658	17,672,010
11.88%, 01/15/30	15,558	21,633,399
		808,497,093
Ukraine — 2.4%
Ukraine Government International Bond
6.88%, 05/21/29(f).	36,860	38,021,090
6.88%, 05/21/29(b)	10,400	10,727,600
7.25%, 03/15/33(b)	76,799	79,069,370
7.38%, 09/25/32(b)	87,196	90,700,189
7.75%, 09/01/23(b)	41,327	44,281,881
7.75%, 09/01/24(b)	38,122	41,393,344
7.75%, 09/01/25(b)	38,532	41,884,284
7.75%, 09/01/26(b)	40,147	43,993,584
7.75%, 09/01/27(b)	37,703	41,256,508
9.75%, 11/01/28(b)	47,479	56,479,238
		487,807,088
United Arab Emirates — 2.9%
Abu Dhabi Government International Bond
0.75%, 09/02/23(b)	25,165	25,311,271
1.63%, 06/02/28(f).	24,000	23,988,000
1.63%, 06/02/28(b)	800	799,600
1.70%, 03/02/31(b)	17,992	17,506,216
2.13%, 09/30/24(b)	36,954	38,665,432
2.50%, 04/16/25(b)	36,422	38,737,073
2.50%, 09/30/29(b)	36,272	38,103,736
2.70%, 09/02/70(b)	19,504	17,886,387
3.13%, 05/03/26(b)	31,509	34,468,877
3.13%, 10/11/27(b)	48,341	53,214,377
3.13%, 04/16/30(b)	36,965	40,439,710
3.13%, 09/30/49(b)	49,094	50,453,290
3.88%, 04/16/50(b)	49,781	57,957,529
4.13%, 10/11/47(b)	37,654	45,278,935
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(b)	16,813	15,746,425
5.25%, 01/30/43(b)	11,913	13,426,696
Finance Department Government of Sharjah, 4.00%, 07/28/50(b)	12,287	11,123,575
RAK Capital, 3.09%, 03/31/25(b).	11,131	11,773,120
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(b)	9,879	10,104,365
3.23%, 10/23/29(b)	10,717	10,896,510
3.85%, 04/03/26(b)	13,640	14,610,145
4.23%, 03/14/28(b)	16,929	18,397,591
		588,888,860
Uruguay — 2.3%
Uruguay Government International Bond
4.38%, 10/27/27	46,027	52,824,699
4.38%, 01/23/31 (Call 10/23/30)	72,012	84,245,212
4.50%, 08/14/24	27,072	29,319,414
4.98%, 04/20/55	76,326	98,498,619
5.10%, 06/18/50	116,039	151,743,222
7.63%, 03/21/36	31,752	48,238,427
		464,869,593
Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	29,432	32,610,656

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(b)(g)(j)	$29,317	$19,056,050
8.97%, 07/30/27(b)(g)(j)	35,617	22,901,731
		41,957,781
Total Foreign Government Obligations — 84.3%
(Cost: $17,583,252,295)		.17,384,988,088

Short-Term Investments
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(k)(l)	108,330	108,330,000

Total Short-Term Investments — 0.5%
(Cost: $108,330,000)		108,330,000

Total Investments in Securities — 98.8%
(Cost: $20,583,505,823)		20,384,482,712

Other Assets, Less Liabilities — 1.2%		242,182,878
Net Assets — 100.0%		$20,626,665,590

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	Perpetual security with no stated maturity date.

(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Zero-coupon bond.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(j)	Non-income producing security.

(k)	Affiliate of the Fund.

(l)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$98,130,000	$10,200,000	(a)	$—	$—	$—	$108,330,000	108,330	$29,726	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2021

Fair Value Measurements (continued) is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,891,164,624	$—	$2,891,164,624
Foreign Government Obligations	—	17,384,988,088	—	17,384,988,088
Money Market Funds	108,330,000	—	—	108,330,000
	$108,330,000	$20,276,152,712	$—	$20,384,482,712

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company
PJSC	Public Joint Stock Company